PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
PROPERTY, PLANT AND EQUIPMENT
Balance	$ 1,132,797
Balance	936,947	$ 1,132,797
Land and building
PROPERTY, PLANT AND EQUIPMENT
Balance	630,000
Balance	630,000	630,000
Machinery
PROPERTY, PLANT AND EQUIPMENT
Balance	231,533
Balance	133,124	231,533
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Balance	126,617
Balance	52,972	126,617
Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Balance	144,647
Balance	120,850	144,647
Cost
PROPERTY, PLANT AND EQUIPMENT
Balance	2,119,856	2,034,138
Additions	34,413	85,120
Disposals	(134,000)
Foreign currency translation impact	(7,506)	598
Balance	2,012,763	2,119,856
Cost | Land and building
PROPERTY, PLANT AND EQUIPMENT
Balance	630,000	630,000
Balance	630,000	630,000
Cost | Machinery
PROPERTY, PLANT AND EQUIPMENT
Balance	525,407	457,659
Additions	19,244	67,748
Disposals	(134,000)
Balance	410,651	525,407
Cost | Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Balance	486,490	486,490
Balance	486,490	486,490
Cost | Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Balance	387,206	369,528
Additions	15,169	17,372
Foreign currency translation impact	(3,885)	306
Balance	398,490	387,206
Cost | Computer software
PROPERTY, PLANT AND EQUIPMENT
Balance	90,753	90,461
Foreign currency translation impact	(3,621)	292
Balance	87,132	90,753
Accumulated depreciation and amortization
PROPERTY, PLANT AND EQUIPMENT
Balance	(987,059)	(789,608)
Depreciation	(170,399)	(196,539)
Disposals	74,289
Foreign currency translation impact	7,353	(912)
Balance	(1,075,816)	(987,059)
Accumulated depreciation and amortization | Machinery
PROPERTY, PLANT AND EQUIPMENT
Balance	(293,874)	(231,594)
Depreciation	(57,942)	(62,280)
Disposals	74,289
Balance	(277,527)	(293,874)
Accumulated depreciation and amortization | Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Balance	(359,873)	(280,622)
Depreciation	(73,645)	(79,251)
Balance	(433,518)	(359,873)
Accumulated depreciation and amortization | Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Balance	(242,559)	(197,605)
Depreciation	(38,813)	(44,539)
Foreign currency translation impact	3,732	(415)
Balance	(277,640)	(242,559)
Accumulated depreciation and amortization | Computer software
PROPERTY, PLANT AND EQUIPMENT
Balance	(90,753)	(79,787)
Depreciation		(10,469)
Foreign currency translation impact	3,621	(497)
Balance	$ (87,132)	$ (90,753)